Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs	¥ 237,898	¥ 212,018